Summary of Significant Accounting Policies - Summarized of Financial Information Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Net cash (used in)/provided by operating activities	¥ 118,024	$ 16,955	¥ 66,853	¥ (85,349)
Net cash provided by/(used) in investing activities	(6,927)	(994)	(3,554)	57,767
Net cash provided by/(used) in financing activities	(14,079)	(2,024)	48,572	22,988
Cash and cash equivalents at beginning of year	6,640
Cash and cash equivalents at end of year	88,141	$ 12,661	6,640
Huiye Tianze and Its Subsidiaries [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	478,453		307,164
Non-current assets	46,267		32,936
Total assets	524,720		340,100
Current liabilities	368,617		304,358
Non-current liabilities	1,054		16,378
Total liabilities	369,671		320,736
Total operating revenue	984,910		498,228	246,968
Net (loss)/profit	22,806		29,973	(95,746)
Net cash (used in)/provided by operating activities	104,565		67,049	(83,524)
Net cash provided by/(used) in investing activities	(6,927)		(3,541)	57,760
Net cash provided by/(used) in financing activities	823		48,720	22,973
Net (decrease)/increase in cash and cash equivalents	98,461		112,228	(2,791)
Cash and cash equivalents at beginning of year	149,908		37,680	40,471
Cash and cash equivalents at end of year	¥ 248,369		¥ 149,908	¥ 37,680